Retirement Class | State Farm Small Cap Index Fund
STATE FARM SMALL CAP INDEX FUND (RSIOX) (RSITX) (RSIHX)
Investment Objective:
The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retirement Class - State Farm Small Cap Index Fund - USD ($)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Class - State Farm Small Cap Index Fund	R-1	R-2	R-3
Management fees	0.13%	0.13%	0.13%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	none
Other Expenses	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.04%	0.84%	0.54%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retirement Class - State Farm Small Cap Index Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	106	331	574	1,271
R-2	86	268	466	1,037
R-3	55	173	302	677

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks of companies that are included in the Russell 2000 Small Stock Index (the “Russell 2000 Index”) in a manner that is expected to approximate the performance of the Russell 2000 Index, the benchmark index. The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of these companies. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index.

The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Smaller Company Size Risk.    The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, there is no guarantee that this Fund will succeed in its attempt, and it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
  Financial Sector Risk.    The Fund may invest 25% or more of its net assets in securities issued by companies in the financial sector. The market value of securities of issuers in the financial sector can be affected by various factors, such as adverse regulatory or economic occurrences, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions could adversely impact the value of such institutions.
  Concentration Risk.    The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the applicable index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.43%, during the second quarter of 2009. Worst quarter: -26.32%, during the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - Retirement Class - State Farm Small Cap Index Fund	1-Year	5-Year	10-Year
Class R-1	14.00%	12.91%	7.46%
Class R-2	14.02%	13.10%	7.64%
Class R-3	14.10%	13.38%	7.96%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%